CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS € in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)
Cash Flow from operating activities
Loss for the period	€ (2,552)	€ (10,833)
Depreciation and amortization	1,439	1,570
Foreign currency exchange differences on loans to subsidiaries	(873)	(516)
Foreign currency translation reserve reclassified to profit or loss	(1,475)
Change in fair value of bond funds	773	66
Share-based compensation expense	49	218
Change in impairment of trade receivables	129	13
Non-cash interest expense on long-term debt	1,093	933
Change in fair value of derivative equity forward	(2,353)	3,222
Change in inventory allowance	334	(57)
Loss on disposal of property, plant and equipment and intangible assets	23	17
Interest paid	103	129
Interest received	(75)	(35)
Other	(79)	(52)
Change in working capital	(2,796)	374
Trade and other receivables, inventories and current assets	(4,476)	(1,917)
Trade payables	94	192
Other liabilities, contract liabilities and provisions	1,608	2,235
Change in restricted cash		(127)
Income tax payable/receivables	(22)	(9)
Total	(6,260)	(4,951)
Cash Flow from investing activities
Payments to acquire property, plant and equipment and intangible assets	(390)	(78)
Proceeds from disposal of financial assets	12,581
Payments to acquire financial assets		(7,464)
Interest received	75	35
Total	12,266	(7,507)
Cash Flow from financing activities
Repayment of lease liabilities	(179)	(160)
Repayment of long-term debt	(628)	(727)
Proceeds from issue of ordinary shares in the form of ADS		18,153
Share issue cost		(2,200)
Change in restricted cash	294	(2,000)
Interest paid	(103)	(129)
Total	(616)	12,937
Net increase (decrease) in cash and cash equivalents	5,390	479
Cash and cash equivalents at beginning of period	7,027	5,324
Changes to cash and cash equivalents due to foreign exchanges rates	122	46
Cash and cash equivalents at end of period	€ 12,539	€ 5,849